Other assets and other liabilities (Tables)	6 Months Ended
Jun. 30, 2012
Other assets and other liabilities
Other assets and other liabilities
end of	6M12	2011

Other assets (CHF million)

Cash collateral on derivative instruments	13,221	15,812

Cash collateral on non-derivative transactions	2,920	2,083

Derivative instruments used for hedging	3,321	3,607

Assets held-for-sale	20,741	21,205

of which loans	20,115	20,457

of which real estate	619	732

Assets held for separate accounts	14,410	14,407

Interest and fees receivable	6,007	6,084

Deferred tax assets	8,836	8,843

Prepaid expenses	692	593

Failed purchases	2,861	1,513

Other	4,365	3,933

Other assets	77,374	78,080

Other liabilities (CHF million)

Cash collateral on derivative instruments	12,978	11,933

Cash collateral on non-derivative transactions	1,564	1,002

Derivative instruments used for hedging	1,519	1,848

Provisions [1]	1,063	1,098

of which off-balance sheet risk	65	64

Liabilities held for separate accounts	14,410	14,407

Interest and fees payable	7,328	6,983

Current tax liabilities	750	715

Deferred tax liabilities	184	282

Failed sales	5,895	6,888

Other	15,966	17,011

Other liabilities	61,657	62,167

1 Includes provisions for bridge commitments.